Share Capital (Details Textual)						1 Months Ended											6 Months Ended	10 Months Ended		12 Months Ended
	May 08, 2018	Mar. 08, 2018	Mar. 15, 2017 USD ($) shares	Jul. 07, 2016 USD ($) $ / shares shares	Jul. 09, 2015 USD ($)	Jul. 31, 2018	Jun. 30, 2018	Jan. 31, 2018	Dec. 31, 2017 USD ($) shares	Dec. 27, 2017	Aug. 31, 2017 USD ($) shares	Mar. 22, 2017	Feb. 28, 2017 USD ($) $ / shares shares	Jul. 31, 2016 shares	Oct. 31, 2015 $ / shares shares	Nov. 30, 2014 USD ($)	Dec. 31, 2015 USD ($) $ / shares shares	Nov. 30, 2018	Oct. 30, 2016 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 $ / shares shares	Dec. 31, 2018 ₪ / shares	Dec. 31, 2017 ₪ / shares
Share Capital (Textual)
Conversion of shares | shares														274,667
Ordinary shares, par value | ₪ / shares																								₪ 0.01	₪ 0.01
Compensation expense																				$ 153,990	$ 136,134	$ 52,389
Risk free rate																							1.67%
Ordinary shares, Description																				The share capital as of December 31, 2018 and 2017 is composed of ordinary shares of NIS 0.01 ($0.002 based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018) par value
Net of issuance costs									$ 600,000												$ 600,000
Warrants amount									$ 162,624
Issuance of ordinary shares | shares									75,000												50,000
Issuance ordinary share value									$ 37,500												$ 110,810
Principal amount																				$ 28,506
Fair value amount									$ 24,344												$ 24,344
Ordinary shares | shares											60,000										60,000
Options granted | shares																					198,788
Additional stock based compensation																					$ 54,598
Proportional issuance for service value											$ 50,000
Shares vested | shares									37,500
Weighted average period																1 year 5 months 5 days
Total compensation cost																$ 319,955
Ordinary shares description						The Company entered into a one-year consulting agreement with one of its service providers for a compensation of issuance 200,000 restricted ordinary shares. The Company issued 100,000 restricted ordinary shares in July 2018, additional 50,000 in October 2018 and the remainder 50,000 in January 2019. The Company record the expense over the service period and recorded $63,638 as an expense for the year ended December 31, 2018.	The Company received aggregate gross proceeds of $175,000 in exchange for the issuance of an aggregate of 175,000 ordinary shares and warrants to purchase an aggregate amount of 466,667 ordinary shares at an exercise price of $0.50 per ordinary share. The warrants may be exercised, in whole or in part, for a period of five (5) years. Those warrants were classified as equity.	The Company issued 65,000 restricted ordinary shares to one of the Company's service provider. The company recorded an expense of $65,000 during the year ended December 31, 2018 in connection with the issuance of those restricted ordinary shares.										The Company issued 68,750 restricted ordinary shares to one of the Company’s service provider. The company recorded an expense of $45,338 during the year ended December 31, 2018 in connection with the issuance of those restricted ordinary shares.
Blackscholes Options Pricing Models [Member]
Share Capital (Textual)
Dividend yield																					0.00%	0.00%
Expected volatility																					64.12%	75.80%
Risk free rate																					1.95%	1.61%
Expected life in years																					2 years 7 months 13 days	3 years 7 months 17 days
Warrants amount																					$ 87,560	$ 135,762
Digiflex One [Member]
Share Capital (Textual)
Dividend yield									0.00%
Expected volatility									68.59%
Risk free rate									2.19%
Expected life in years									4 years 11 months 1 day
Ordinary shares, Description									The Company issued to new investor and some of the former owners of DigiFlex 333,333 units at a price of $1.50 per unit. Each unit consists of (i) one ordinary share and (ii) a five-year warrant to purchase one ordinary share at an exercise price of $1.50 per ordinary share.
Aggregate net proceeds of sale of stock									$ 500,000
Warrants amount									$ 165,685
Issuance of shares | shares									6,560,471												6,560,471
Ya Ii Pn Ltd [Member]
Share Capital (Textual)
Dividend yield												0.00%
Expected volatility												71.00%
Expected life in years												4 years 2 months 19 days
Original issue price percentage												12.00%
Convertible Notes [Member]
Share Capital (Textual)
Original issue price percentage									10.00%												10.00%
Securities Purchase Agreements [Member]
Share Capital (Textual)
Dividend yield	0.00%	0.00%									0.00%
Expected volatility	59.69%	59.69%									69.00%
Expected life in years	5 years	5 years									4 years 7 months 17 days
Net of issuance costs											$ 40,600
Original issue price percentage	10.00%	5.00%
Convertible Bridge Financing Agreement [Member]
Share Capital (Textual)
Principal amount																				$ 2,134,472
Issuance Of Ordinary Shares [Member]
Share Capital (Textual)
Conversion of shares | shares														274,667
Dividend yield													0.00%						0.00%
Expected volatility													71.39%						68.11%
Risk free rate													2.10%						1.14%
Expected life in years													4 years 1 month 6 days						5 years
Ordinary shares, Description													Each unit consists of (i) one ordinary share and (ii) a five-year warrant to purchase one ordinary share at an exercise price of $1.50 per share.						Each unit consists of (i) one ordinary share and (ii) a five-year warrant to purchase one ordinary share at an exercise price of $1.50 per share.
Aggregate of sale of stock | shares				860,000
Aggregate net proceeds of sale of stock				$ 645,000									$ 80,000						$ 561,000
Warrants amount													$ 26,296						$ 183,260
Maximum investment amount				$ 900,000
Shares issued, Price per share | $ / shares				$ 0.75									$ 1.50						$ 1.50
Issuance of shares | shares													53,333						374,001
Fair value amount									$ 144,931												$ 144,931
Amount paid by founders																						$ 777
Issuance Of Ordinary Shares [Member] | Standby Equity Distribution Agreement [Member]
Share Capital (Textual)
Ordinary shares, Description					Each unit consists of (i) one ordinary share and (ii) a five-year warrant to purchase one ordinary share at an exercise price of $1.50 per share.												Each unit includes one ordinary share and one warrant to purchase ordinary share at an exercise price of $1.50 per share.
Aggregate of sale of stock | shares																	296,813
Aggregate net proceeds of sale of stock																	$ 445,219
Maximum investment amount					$ 3,000,000
Lowest daily volume of weighted average price percentage					95.00%
Shares issued, Price per share | $ / shares																	$ 1.50						$ 1.50
Diligence fee			$ 15,000
Commitment fee			$ 150,000
Issuance of ordinary shares | shares			100,000
Issuance of purchase shares | shares															100,000
Purchase price of per share | $ / shares															$ 1.50
Issuance of shares | shares																	100,000						100,000
Share Purchase Agreement [Member]
Share Capital (Textual)
Ordinary shares, Description										Pursuant to which the Company received aggregate gross proceeds of $992,615 from Jet CU in exchange for 992,615 ordinary Shares and 300,000 warrants to purchase 300,000 Ordinary Shares at an exercise price of $0.50 per ordinary share. The warrants may be exercised, in whole or in part, for a period of five (5) years, i.e. until January 3, 2023.
Equity Option [Member]
Share Capital (Textual)
Weighted average period																				11 months 15 days
Total compensation cost																				$ 229,268
Employee Stock Option [Member]
Share Capital (Textual)
Vesting rights description																					Options vest over a period of zero to three years from date of grant.
Exercised for grant term																					7 years
Principal amount									$ 100,000												$ 100,000
Options granted | shares																					193,802